SCHEDULE OF MATURITY OPERATING LEASE OBLIGATIONS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right Of Use Assets And Lease Liabilities
Year ending December 31, 2026	$ 131	$ 1,022
Year ending December 31, 2026
Year ending December 31, 2026	131	1,022
Year ending December 31, 2026	(2)	(21)
Year ending December 31, 2026	$ 129	$ 1,001	$ 2,127